OPTIONS (Details 2)	12 Months Ended
Jun. 30, 2021
OPTIONS
Stock price	0.19-0.405
Risk-free interest rate	0.33-1.37
Expected life	3 years
Estimated volatility in the market price of the common shares	112-124
Dividend yield	0.00%